MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
MAJOR CUSTOMERS
NOTE 17:	MAJOR CUSTOMERS

A substantial portion of the Company's revenue is derived from search fees and online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or in customer buying behavior would adversely affect the Company’s operating results.

The following table sets forth the customers that represent 10% or more of the Company’s total revenue in each of the years presented below:

	Year ended December 31,
	2025	2024	2023

Customer A	16%	10%	11%
Customer B	*)	23%	34%

* Customer B represented less than 10% of total revenue for the year ended December 31, 2025.